Income taxes - Recognized deferred tax assets and liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax assets		$ 183	$ 61
Set off of tax assets		(183)	(61)
Tax liabilities		(183)	(61)
Set off of tax liabilities		183	61
Taxes losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax assets		183	61
Tax assets, net	$ 183		61
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities		(178)	(54)
Tax liabilities, net	(178)
Net tax assets (liabilities)			(54)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities		$ (5)	(7)
Tax liabilities, net	$ (5)		$ (7)